Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Personnel Expenses
Schedule of personnel expenses by function

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Cost of sales	810,512	731,192	635,577
Research and development	93,817	90,495	77,988
Selling, general & administration expenses	345,224	323,880	314,348
	1,249,553	1,145,567	1,027,913

Schedule of personnel expenses by nature

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Wages and salaries	1,000,682	917,810	822,384
Contributions to pension plans (see note 29)	21,363	20,347	18,486
Other social charges	29,055	27,679	25,074
Social Security	198,453	179,731	161,969
	1,249,553	1,145,567	1,027,913